SIGNIFICANT ACCOUNTING POLICIES - Short-term and restricted bank deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 58,749	$ 30,546
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 58,749	$ 30,546	$ 24,535	$ 84,523